Financial Instruments - Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement (Detail) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 435
Ending Balance	436
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	435
Ending Balance	436
Level 3 [member] | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	435
Gain recognized within other operating gains, net	1
Ending Balance	$ 436